Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
April 30, 2026 - (Unaudited)
COMMON STOCKS — 98.00% Shares Fair Value
Communication Services — 4.81%
Madison Square Garden Entertainment Corp.
(a)
3,783 $ 253,158
Nexstar Media Group, Inc. 1,327 276,202
529,360
Consumer Discretionary — 12.55%
Asbury Automotive Group, Inc.
(a)
820 167,026
Boyd Gaming Corp. 2,475 215,201
Brunswick Corp. 3,141 249,552
Dorman Products, Inc.
(a)
407 45,792
Installed Building Products, Inc. 371 107,052
OneSpaWorld Holdings Ltd. 11,811 291,260
Valvoline, Inc.
(a)
9,179 305,018
1,380,901
Energy — 1.64%
California Resources Corp. 2,640 180,206
Financials — 21.45%
Affiliated Managers Group, Inc. 881 259,604
Artisan Partners Asset Management, Inc., Class A 5,959 223,105
Columbia Banking System, Inc. 9,365 277,204
First American Financial Corp. 4,100 287,533
Hancock Whitney Corp. 4,049 273,348
Independent Bank Corp. 2,924 228,043
Moelis & Co., Class A 4,074 265,299
Renasant Corp. 6,758 269,577
Wintrust Financial Corp. 1,837 276,597
2,360,310
Industrials — 28.04%
Atmus Filtration Technologies, Inc. 4,328 274,395
Brink's Co. (The) 2,202 235,064
Centuri Holdings, Inc.
(a)
6,260 235,376
CSW Industrials, Inc. 856 249,267
Gates Industrial Corp. PLC
(a)
11,343 290,494
Herc Holdings, Inc. 2,022 256,632
Hexcel Corp. 3,049 286,210
McGrath RentCorp 2,534 280,134
Modine Manufacturing Co.
(a)
700 178,241
MSA Safety, Inc. 1,696 282,197
Parsons Corp.
(a)
4,553 229,517
Timken Co. (The) 2,585 286,650
3,084,177
Information Technology — 13.25%
Advanced Energy Industries, Inc. 446 171,224
Belden, Inc. 2,291 257,692
Crane NXT, Inc. 6,138 274,246
Littelfuse , Inc. 831 335,865
Onto Innovation, Inc.
(a)
591 174,380

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
April 30, 2026 - (Unaudited)
COMMON STOCKS — 98.00% - (continued) Shares Fair Value
Information Technology — 13.25% - continued
OSI Systems, Inc.
(a)
854 $ 245,030
1,458,437
Materials — 6.60%
Avient Corp. 6,341 235,124
Axalta Coating Systems Ltd.
(a)
9,074 258,065
Louisiana-Pacific Corp. 3,223 232,668
725,857
Real Estate — 7.03%
Corporate Office Properties Trust 8,459 264,344
Cushman & Wakefield Ltd.
(a)
17,033 239,143
STAG Industrial, Inc. 7,010 270,446
773,933
Utilities — 2.63%
Southwest Gas Holdings, Inc. 3,079 289,580
Total Common Stocks (Cost $9,079,325) 10,782,761
MONEY MARKET FUNDS - 2.08%
First American Treasury Obligations Fund, Class X, 3.59%
(b)
228,872 228,872
Total Money Market Funds (Cost $228,872) 228,872
Total Investments — 100.08% (Cost $9,308,197) 11,011,633
Liabilities in Excess of Other Assets — (0.08)% (8,572)
NET ASSETS — 100.00% $ 11,003,061
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2026.
The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or  GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard
& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.